BARON
FUNDS®
BARON SELECT FUNDS
Supplement to the Summary Prospectuses, Prospectus,
and Statement of Additional Information dated April 26, 2024
Effective immediately, in connection with the changes to the principal investment strategies of the Baron Select Funds (the “Funds”), the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) of the Funds are modified as follows:
On page 2 of the Summary Prospectus and page 4 of the Prospectus of the Baron Partners Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a non‑diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. growth companies of any market capitalization. BAMCO, Inc. (“BAMCO” or the “Adviser”) seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one‑third of its total assets, which include assets purchased with borrowed money.
On page 2 of the Summary Prospectus and page 14 of the Prospectus of the Baron Focused Growth Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a non‑diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small- and mid‑sized growth companies. The Adviser defines small- and mid‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell Midcap Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.

On pages 2‑3 of the Summary Prospectus and pages 23‑24 of the Prospectus of the Baron International Growth Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of non‑U.S. growth companies. Non‑U.S. securities include securities that the Adviser determines are “non‑U.S.” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund seeks to diversify its investments among several developed countries and developing countries throughout the world, although the Fund may only invest up to 35% of its net assets in developing countries. Developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. The Fund may purchase securities of companies of any market capitalization. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
The Fund’s investments in non‑U.S. securities generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or use an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.
On pages 2‑3 of the Summary Prospectus and pages 33‑34 of the Prospectus of the Baron Real Estate Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. and non‑U.S.

real estate and real estate-related companies of any market capitalization, and in companies which, in the opinion of BAMCO, Inc. (“BAMCO” or the “Adviser”), own significant real estate assets at the time of investment (“real estate companies”), however, investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
Real estate companies are companies that the Adviser determines are in the real estate industry based on their involvement in construction, ownership, management, operation, financing, refinancing, sales, leasing, development or rehabilitation of real estate or are in a real estate-related industry based on their provision of goods or services to the real estate industry.
A company is considered to own significant real estate assets if, in the opinion of the Adviser, the company has a substantial portion of its assets attributable to one or more of the following: (a) real estate owned or leased by the company as lessor or as lessee; or (b) the discounted value of the stream of fees or revenues derived from the management or operation of real estate.
Examples of companies that might qualify under one of these categories include:

•	Real estate operating companies;

•	Real estate investment trusts (“REITs”);

•	Homebuilders;

•	Hotel, hotel management companies and gaming companies;

•	Real estate brokerage/services companies and/or management companies;

•	Financial institutions that make or service mortgage loans;

•	Manufacturers or distributors of construction materials and/or building supplies/products;

•	Home furnishing and home improvement retail companies;

•	Companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains;

•	Construction and engineering companies; and

•
Companies with infrastructure-related assets such as toll roads, bridges, tunnels, parking facilities, railroads, airports, broadcast and wireless towers, electric transmission and distribution lines, power generation facilities, hospitals and correctional facilities.

The Fund will invest more than 25% of its net assets in the real estate industry.
The investment policy of the Fund relating to the types of securities in which 80% of the Fund’s assets must be invested may be changed by the Fund’s Board of Trustees without shareholder approval upon at least 60 days’ notice.
On page 2 of the Summary Prospectus and page 42 of the Prospectus of the Baron Emerging Markets Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are in developing countries. A developing country is a country included in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. The Fund may invest up to 20% of its net assets in developed countries and in frontier countries as defined by the MSCI Frontier Markets (FM) Index. The Fund’s investments will be in at least three different countries. The Fund may purchase securities of companies of any market capitalization. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

The Fund’s investments in developing countries generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.
The investment policy of the Fund relating to the types of securities in which 80% of the Fund’s assets must be invested may be changed by the Fund’s Board of Trustees without shareholder approval upon at least 60 days’ notice.
On page 2 of the Summary Prospectus and page 52 of the Prospectus of the Baron Global Advantage Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of established and emerging markets companies located throughout the world, with capitalizations within the range of companies included in the MSCI ACWI Index Net USD. At all times, the Fund will have investments in equity securities of companies in at least three countries outside of the U.S. Under normal conditions, at least 40% of the Fund’s net assets will be invested in stocks of companies outside the U.S. (at least 30% if foreign market conditions are not favorable). The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
On pages 2‑3 of the Summary Prospectus and pages 62‑63 of the Prospectus of the Baron Real Estate Income Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a non‑diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities, real estate income-producing securities and other real estate securities of any market capitalization, debt securities, non‑U.S. real estate income-producing securities, and any other real estate-related yield securities. Investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase. The Fund may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by S&P Global Ratings or “Baa” by Moody’s Investors Services, Inc., or if unrated, are judged by the Adviser to be of comparable quality. The Fund may invest up to 35% of its total assets in such securities. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor that the Adviser considers in purchasing a particular debt security.
The Fund is likely to maintain a significant portion of its assets in real estate investment trusts (“REITs”). REITs pool money to invest in properties (“equity REITs”) or mortgages (“mortgage REITs”), and their revenue primarily consists of rent derived from owned, income producing real estate properties, and capital gains from the sale of such properties. The Fund generally invests in equity REITs.
The Adviser seeks to invest in businesses it believes have sustainable competitive advantages, exceptional management, opportunities for growth, and an attractive valuation.
On pages 2‑3 of the Summary Prospectus and pages 72‑73 of the Prospectus of the Baron Health Care Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a non‑diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of companies engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry. The Adviser uses various criteria to determine whether an issuer is engaged in activities related to the health care industry, including whether: (1) the issuer derives 50% or more of its revenues from activities in the health care industry; or (2) the issuer devotes 50% or more of its assets to producing sales from the health care industry. These companies may include, among others, pharmaceutical companies, biotechnology companies, life sciences tools and services companies, health care equipment companies, health care supplies companies, managed health care companies, health care services companies, health care facilities, health care distributors, and health care technology companies. The Fund strives to invest in multiple subsectors of the health care industry. The Fund’s allocation among the different subsectors of the health care industry will vary depending upon the relative potential the Fund sees within each area. The Adviser seeks to invest in businesses it believes have significant growth opportunities, sustainable competitive advantages, exceptional management, and attractive valuations. The Fund may purchase securities of companies of any market capitalization and may invest in foreign stocks, however, investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase.
On page 2 of the Summary Prospectus and page 81 of the Prospectus of the Baron FinTech Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of companies that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management. The Fund may purchase securities of companies of any market capitalization and may invest in foreign stocks, including emerging market securities, however, investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase.
On pages 2‑3 of the Summary Prospectus and pages 91‑92 of the Prospectus of the Baron India Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of companies located in India. The Adviser considers a company or other issuer to be “located” in India, and a security or instrument is deemed to be an Indian security or instrument, if it has substantial ties to India. The Fund currently makes that determination based primarily on one or more of the following criteria with respect to a company or issuer, whether (i) it is organized under the laws of India; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within India; (iii) it has the primary trading markets for its securities in India; (iv) it has its principal place of business in or is otherwise headquartered in India; (v) it is a component of or its issuer is included in the MSCI India Index, the Fund’s primary benchmark index or (vi) it is a governmental entity or an agency, instrumentality or a political subdivision of India. The term “located” and the associated criteria listed above have been defined in such a way that the Fund has latitude in determining whether an issuer should be included within India. The Fund may purchase securities of companies of any market capitalization but expects to emphasize mid and large‑sized companies. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
For purposes of maintaining exposure of at least 80% of the Fund’s assets to equity securities of issuers located in India, the Fund may also invest in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and other types of depository receipts with respect to issuers located in India. The Fund may also invest in privately placed and restricted securities.
The Fund’s investments are generally traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.
The investment policy of the Fund relating to the types of securities in which 80% of the Fund’s assets must be invested may be changed by the Fund’s Board of Trustees without shareholder approval upon at least 60 days’ notice.

On page 2 of the Summary Prospectus and page 102 of the Prospectus of the Baron Technology Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a non‑diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. and non‑U.S. technology companies of any market capitalization, selected for their durable growth potential from the development, advancement and use of technology, however, investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase. Technology companies may include those companies in the businesses of, among others: software, IT consulting, IT services, interactive home entertainment, interactive media and services, networking equipment, telecom services, communications equipment, technology hardware, storage and peripherals, electronic equipment, instruments and components, semiconductors and semiconductor equipment, and internet and direct marketing retail. Technology companies may be located anywhere in the world, including developing countries. A developing country is a country included in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. BAMCO seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
On pages 3‑5 of the SAI of the Funds, the following information supersedes and replaces the first twelve paragraphs in the section “Description of the Funds and their Investments and Risks – Investment Strategies and Risks”:
The investment goal of Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund and Baron Technology Fund is to seek capital appreciation, and in the case of Baron Real Estate Income Fund, capital appreciation and current income.

•	Baron Partners Fund, under normal circumstances, invests primarily in equity securities of U.S. growth companies of any market capitalization.

•
Baron Focused Growth Fund, under normal circumstances, invests 65% of its net assets in equity securities of small- and mid‑sized growth companies with market capitalizations up to the largest market cap stock in the Russell Midcap Growth Index at reconstitution. The 65% standard is measured at the time of purchase. At the last reconstitution by Russell on June 30, 2023, the largest market cap stock in the Russell Midcap Growth Index was $50.572 billion.

•
Baron International Growth Fund, under normal circumstances, invests primarily in equity securities of non‑U.S. growth companies and seeks to diversify among several developed countries and developing countries throughout the world, although the Fund may only invest up to 35% of its net assets in developing countries. Developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by BAMCO, Inc. (“BAMCO” or the “Adviser”) to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes.

•
Baron Real Estate Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. and non‑U.S. real estate and real estate-related companies of any market capitalization, and in companies which, in the Adviser’s opinion, own significant real estate assets at the time of investment.

•
Baron Emerging Markets Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are in developing countries, which include countries in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index.

•	Baron Global Advantage Fund, under normal circumstances, invests primarily in equity securities of established and emerging markets companies located throughout the world, with capitalizations within the range of companies included in the MSCI ACWI Growth Index Net. At all times, the Fund invests in equity securities of companies in at least three countries outside of the U.S. Under normal conditions, at least 40% of the Fund’s net assets will be invested in stocks of companies outside the U.S. (at least 30% if foreign market conditions are not favorable).

•
Baron Real Estate Income Fund, under normal circumstances, invests at least 80% of its net assets in equity securities, real estate income-producing securities and other real estate securities of any market capitalization, debt securities, non‑U.S. real estate income-producing securities, and any other real estate-related yield securities. The Fund may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by S&P Global Ratings or “Baa” by Moody’s Investors Services, Inc., or if unrated, are judged by the Adviser to be of comparable quality. The Fund may invest up to 35% of its total assets in such securities. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor that the Adviser considers in purchasing a particular debt security.

•
Baron Health Care Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of companies engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry. The Adviser uses various criteria to determine whether an issuer is engaged in activities related to the health care industry, including whether: (1) the issuer derives 50% or more of its revenues from activities in the health care industry; or (2) the issuer devotes 50% or more of its assets to producing sales from the health care industry. These companies may include, among others, pharmaceutical companies, biotechnology companies, life sciences tools and services companies, health care equipment companies, health care supplies companies, managed health care companies, health care services companies, health care facilities, health care distributors, and health care technology companies. The Fund strives to invest in multiple subsectors of the health care industry. The Fund’s allocation among the different subsectors of the health care industry will vary depending upon the relative potential the Fund sees within each area.

•
Baron FinTech Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of companies that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

•
Baron India Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of companies located in India. The Adviser considers a company or other issuer to be “located” in India, and a security or instrument is deemed to be an Indian security or instrument, if it has substantial ties to India. The Fund currently makes that determination based primarily on one or more of the following criteria with respect to a company or issuer, whether (i) it is organized under the laws of India; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within India; (iii) it has the primary trading markets for its securities in India; (iv) it has its principal place of business in or is otherwise headquartered in India; (v) it is a component of or its issuer is included in the MSCI India Index, the Fund’s primary benchmark index or (vi) it is a governmental entity or an agency, instrumentality or a political subdivision of India. The term “located” and the associated criteria listed above have been defined in such a way that the Fund has latitude in determining whether an issuer should be included within India.

•
Baron Technology Fund, under normal circumstances, invests 80% of its net assets in equity securities of U.S. and non‑U.S. technology companies of any market capitalization, selected for their durable growth potential from the development, advancement, and use of technology. The 80% standard is measured at the time of purchase.

Effective immediately, in connection with changes to the exchange limitations of the Funds, the Prospectus of the Funds is modified as follows:
On page 143 of the Prospectus, the paragraph in the section, “Information about your Investment – How to Exchange Shares” is hereby deleted and replaced with the following paragraph:
You may exchange all or a portion of your investment from one Baron Fund into another. You may exchange shares by mail, telephone (speaking with a representative or using our automated voice recognition system “BaronTel”) or through the Baron Funds® website. You must not have opted out of the telephone option to do an exchange via telephone or online (please see the “Special Information about the Baron Funds® Website” section on pages 144‑145 of this Prospectus). Any new account established through an exchange will have the same registration, the same privileges and will be subject to the same minimum investment requirements as your original account. There is currently no fee for an exchange. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered a sale for U.S. federal income tax purposes, and you may therefore realize a gain or loss for U.S. federal income tax purposes as a result of an exchange. The policy of the Funds is to presume that a person who trades in and out of a Fund within 90 days or less is not a long-term investor (please see the “Policies Regarding Frequent Purchases and Redemptions of Fund Shares” section on pages 141‑143 of this Prospectus). Exchanges between the Funds within 90 days or less will generally not be considered frequent trading unless the Adviser, in its sole discretion, determines that such exchanges are excessive. The Funds reserve the right to cancel the exchange privilege of any investor who uses the exchange privilege excessively. The Funds impose a limit of $1,000,000 per an exchange into another Baron Fund. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.
On page 144 of the Prospectus, the second paragraph in the section, “Information about your Investment – Special Information about the Baron Funds Website” is hereby deleted and replaced with the following paragraph:
For Retail Shares, the Funds impose a limit of $7,000 per initial purchase transaction or subsequent purchase transaction through the website for retirement accounts ($8,000 for individuals 50 or older) and a limit of $250,000 per initial purchase transaction or subsequent purchase transaction through the website for non-retirement accounts. The minimum initial investment for Retail Shares is $2,000 per Fund with subsequent minimum investments through the website of $10. If you are utilizing the Baron Automatic Investment Plan, you can start with an initial investment of $500 per Fund with subsequent minimum investments of $50 per month. You may not make an initial purchase of Institutional Shares of R6 Shares through the Baron Funds® website unless you are an employee or Trustee of the Baron Funds®. For Institutional Shares and R6 Shares, the Funds impose a limit of $7,000 for subsequent purchase transactions through the website for retirement accounts ($8,000 for individuals 50 or older) and a limit of $250,000 for subsequent purchase transactions through the website for non-retirement accounts. The Funds impose a limit of $1,000,000 per an exchange into another Baron Fund through the website.
Dated: December 11, 2024
STICKER-STATPROSELECT 12/11/2024

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